Inventory (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Inventory
Raw material and supplies	$ 3,202,724	$ 2,640,842
Work in process	286,247	339,581
Finished goods	13,203,755	15,753,871
Inventory	16,692,726	18,734,294
Reserve for inventory obsolescence	$ 104,000	$ 124,000	$ 0